RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Related Party Transactions
Advances from related parties	$ 0	$ 2,420	$ 20,302
Payments to acquire equipment	44,439	0	0
Fees payable to Officers and Directors of the Company	508,399	0	0
Prepaid balance	74,147
Fee Payable	59,518
Stock-based compensation	$ 2,286,120	$ 0	$ 0